NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.	NOTES PAYABLE

Demand Notes payable

The Company had outstanding notes payable (“Notes”) of $Nil at December 31, 2018 ($51,479 – March 31, 2018) which was acquired when the Company bought IMT on April 21, 2016. The Notes and interest were repaid during the fiscal quarter ended June 30, 2018.

Balance, March 31, 2018	$51,479
Accrued interest	1,496
Repayment	(52,975)
Balance, December 31, 2018	$-

Interest expense incurred on the Notes totaled $1,496 for the three and nine month periods ended December 31, 2018 (December 31, 2017 – $2,309 and $7,018), which was included in accrued liabilities until it was paid off.

Convertible Loans Payable

(a)            On each of April 1, 2018 and July 20, 2018, the Company received loans totaling $4,708,306 (collectively, the “July 20, 2018 loans” which is inclusive of $31,673 that was capitalized interest) which carry an interest rate of 1% per month and of which $2,297,928 came from related parties. $4,732,853 of the loans and accrued and unpaid interest thereon were converted as of July 20, 2018 at a 10% discount to the 30 day volume weighted average price (“VWAP”) of the Company’s stock price.

In the event the Company consummates a firm commitment or underwritten offering of its common stock by March 27, 2019, and the price per share thereof (the “
Offering Price
”) is less than the original conversion price on July 20, 2018, then in such event the Company shall issue to all convertible loan holder at July 20, 2018, at no further cost, additional shares of common stock equal to the number of conversion shares the shareholders that they would have received upon conversion if the conversion price equaled the Offering Price, less the number of shares of conversion shares actually issued on July 20, 2018.

The tables below reflect the fair value and anti-dilution features of the convertible loans, which resulted in accretion expense related to the July 20, 2018 loans for the three and nine months ended December 31, 2018
of $1,970,167 and $2,104,418, respectively, and a fair value adjustment of $382,010 and $337,923, respectively, being expensed for the three and nine month periods ended December 31
, 2018.

		At issuance			At July 20, 2018
		Conversion feature fair value
	Principal	Beneficial conversion	Anti-dilution	Fair value of debt	Accretion expense	Interest	Ending balance
Convertible promissory note	$4,708,306	$406,744	$1,697,674	$2,603,888	$2,104,418	$24,547	$4,732,853

	Beneficial conversion	Anti-dilution	Total
Conversion feature fair value
At Issuance	$406,744	$1,697,674	$2,104,418
Fair value adjustment	$(406,744)	$68,821	$(337,923)
Balance allocated to equity on conversion	$-	$(1,766,495)	$(1,766,495)
Ending balance at June 30, 2018	$-	$-	$-

(b)            During the period between October 1, 2018 and December 31, 2018, the Company received $3,150,000 in new convertible loans (“New Loans”) subsequent to the loans converted July 20, 2018, which carry an interest rate of 1% per month and of which $300,000 came from related parties. The loans and interest are convertible at a 20% discount on the earlier of (i) March 28, 2019 and (ii) the consummation of an equity or equity-linked round of financing of the Company with gross proceeds of no less than $2,000,000.

The schedules below reflect the balance of the New Loans, which resulted in accretion expense of $316,642 being expensed for the three months ended December 31, 2018.

	At issuance	At December 31, 2018
	Principal	Accretion expense	Interest	Loan Balance
Convertible promissory note	$3,150,000	$316,642	$72,217	$3,538,859

(c)            During the nine month period ended December 31, 2018, the Company received loans totaling $7,858,306 (which is inclusive of $31,673 that was capitalized interest) which carry an interest rate of 1% per month and of which $2,597,928 came from related parties. An accretion expense of $316,642 and $2,421,060, respectively, and a fair value adjustment of $Nil and $337,923, respectively, was expensed for the three and nine month periods ended December 31, 2018 (December 31, 2017 - $216,302 and $290,375 accretion for the three and nine month periods and $Nil and $Nil fair value adjustment).

8.	NOTES PAYABLE

(a)	Demand Notes payable Notes Payable

The Company repaid on December 31, 2017, all outstanding demand notes payable (“Notes”) except Notes in the aggregate principal amount of $50,000, which was deferred to June 30, 2018 acquired from IMT on April 21, 2016.

Balance, March 31, 2016	$-
Acquisition of IMT (Note 4)	324,894
Accrued interest	5,706
Balance, March 31, 2017	330,600
Accrued interest	8,497
Repayment of principal	(208,359)
Repayment of interest	(79,259)
Balance, March 31, 2018	$51,479

Interest expense incurred on the Notes totaled $8,497 for the year ended March 31, 2018 (March 31, 2017 - $5,706), which are included in accrued liabilities.

(b)	Promissory Notes payable

In February 2014, the Company borrowed $200,000 from an existing investor under the terms of a secured promissory note (“Promissory Note”). The Promissory Note bears interest at a simple interest rate equal to 10% per annum and interest is payable quarterly. Interest expenses incurred on the Promissory Note totaled $12,957 for the twelve months ended March 31, 2018 (March 31, 2017 - $18,740). The Promissory Note was paid in full during the quarter ended March 31, 2018

Balance, March 31, 2016	$-
Acquisition of IMT	217,808
Accrued Interest	18,740
Balance, March 31, 2017	236,548
Accrued interest	12,957
Repayment of principal	(200,000)
Repayment of interest	(49,505)
Balance, March 31, 2018	$-

(c)	Short term Loan

In December 2017, a company controlled by a Board member made a short-term loan to the Company of $400,000 with interest at 1.5% per month. Interest expenses incurred on the loan totaled $3,200 for the year ended March 31, 2018 (March 31, 2017 - $Nil). The Company repaid this loan with interest of $3,200 in January 2018.

(d)	Convertible Loans Payable

In December 2016, several shareholders of the Company agreed to advance the Company $1,500,000 of convertible notes in three tranches: $500,000 upon origination of the convertible loans and $500,000 on each of January 15, 2017 and February 15, 2017. A further $500,000 was advanced in March 2017 to bring the total of these convertible loans to approximately $2,000,000. The convertible loans bore interest at 6% until the original due date of March 31, 2017 and $17,488 was accrued and expensed as interest on these loans for the year ended March 31, 2017.

The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000; if no such equity financing is completed by November 15, 2017, then the loans shall become secured by a general security agreement over all assets of the Company; and, upon a change in control would either be payable on demand or convertible at the lesser of a price per share equal to that received by the parties in the change in control transaction or the market price of the shares. These conversion features were analyzed and determined to be contingent conversion features, accordingly, until the triggering event no beneficial conversion feature is recognized.

On August 14, 2017, the Company entered into an amendment to these convertible loans, whereby the interest was changed to a fixed rate of 12% per year from April 1, 2017 to August 14, 2017, and 3% per month from August 14, 2017 to maturity, which was extended to the earlier of March 31, 2018 or consummation of a qualified financing. The conversion feature was modified to contain the following terms: upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to 25% of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) $0.25.

Further, the Company issued warrants to these debt holders amounting to 20% of the aggregate principal of the convertible loans divided by the exercise price, which would be determined as the lowest of a new round stock in a qualified financing, the average volume weighted average price for the sixty trading days prior to January 31, 2018 or $0.25 per share. The warrants have a term of five years. These amendments were treated as an extinguishment of the original debt; however, there was no gain or loss recognized and the new and amended debts were recognized as shown below.

An additional $2,999,975 was received from these shareholders during the year ended March 31, 2018 for a total of $4,999,975. For the year ended March 31, 2018, an additional $1,037,067 of interest was accrued and expensed on these convertible loans.

The Company has recognized a discount against the convertible loans for the relative fair value of the warrants and is accreting the discount using the effective interest rate method. The assumptions used in valuing the warrants using the binomial valuation model were as follows: exercise price of $0.25 per share, volatility of 114%, risk-free interest rate of 1.91% and a term of five years. The Company evaluated the fair value of the warrants attached to the convertible notes as $548,178 and recorded $548,178 of accretion expense in the twelve months period ended March 31, 2018.

Balance, March 31, 2016	$-
Additional principal investment	2,000,000
Accrued Interest	17,488
Balance, March 31, 2017	2,017,488
Additional principal investment	2,999,975
Fair value of warrants	(548,178)
Accretion expense	548,178
Accrued Interest	1,037,067
Conversion of principal and interest	(6,054,530)
Balance, March 31, 2018	$-

(e)
In May 2017, the Company’s Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company’s common shares upon a capital raise (“Qualified Financing”) where gross proceeds exceed $3,000,000 at the lesser of $0.50 per share and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion. During the twelve months ended March 31, 2018, $33,556 of interest was accrued and expensed on these convertible loans.

Balance, March 31, 2017	$-
Additional principal investment	500,000
Accrued Interest	33,556
Conversion of principal and interest	(533,556)
Balance, March 31, 2018	$-

(f)
 In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches. On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18. In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.

$3,611,400 was received from these investors during the twelve months ended March 31, 2018 and $201,928 of interest was accrued and expensed on these convertible loans for the twelve months ended March 31, 2018.

Balance, March 31, 2017	-
Additional principal investment	3,611,400
Accrued Interest	201,928
Conversion of principal and interest	(3,813,328)
Balance, March 31, 2018	$-

(g)	Conversion of Notes Payable

	March 31, 2018
				Total	Beneficial	Number of
				Conversion	Conversion	Shares
	Principal	Interest	Premium	Amount	Feature	Converted
Convertible Notes Payable (December 2016 to December 2017)	$4,999,975	$1,054,555	$1,249,994	$7,304,523	$762,301	779,461
Chinese Convertible Loan	$500,000	$33,556	-	$533,556	$76,230	62,629
Convertible Notes Payable (December 2017 to March 2018)	$3,611,400	$201,928	-	$3,813,328	$550,598	406,918
Total	$9,111,375	$1,290,039	$1,249,994	$11,651,407	$1,389,129	1,249,008